RELATED PARTY TRANSACTIONS (Narrative) (Details) $ / shares in Units, € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	May 31, 2020 EUR (€)	May 31, 2020 USD ($)	Jun. 30, 2019 $ / shares shares
Related Party Transaction [Line Items]
Legal expense	$ 59	$ 46	$ 46
Investments	525	1,482
Arrow Ecology And Engineering Overseas Ltd Member
Related Party Transaction [Line Items]
Expenses incurred for services	286	115	62
Investments	1,750		1,750
Board of Directors [Member]
Related Party Transaction [Line Items]
Board fees	50	50
Directors and Officers [Member]
Related Party Transaction [Line Items]
Issuance of common stock | shares						3,000,000
Issuance of stock, per share | $ / shares						$ 0.40
Shareholder [Member] | Guarantees Member
Related Party Transaction [Line Items]
Security deposit					$ 2,200
Shareholder [Member] | Guarantees Member | Euro Member Countries, Euro [Member]
Related Party Transaction [Line Items]
Letter of credit				€ 2,000	$ 2,273
Related Party One [Member]
Related Party Transaction [Line Items]
Selling and management services	1,710	741	801
Board fees	38	38	28
Amount due to related parties	311	114
Related Party One [Member] | Board of Directors [Member]
Related Party Transaction [Line Items]
Board fees	38	38	30
Related Party Two [Member]
Related Party Transaction [Line Items]
Selling and management services	148	87	106
Related Party Four [Member]
Related Party Transaction [Line Items]
Expenses incurred for services	0	0	39
Au10tix Member | Board of Directors [Member]
Related Party Transaction [Line Items]
Board fees	117	125
Related Party Three [Member]
Related Party Transaction [Line Items]
Management and audit	286	182	170
Related Party Five [Member]
Related Party Transaction [Line Items]
Expenses incurred for services	$ 141	$ 118	$ 98